Income Tax Benefit (Expense) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Components Of Income Tax Expense Benefit [Line Items]
Current	$ (594)	(3,600)	7,638	(28,358)
Deferred	(41,969)	(254,066)	(22,893)	173,303
Income tax (expense) benefit	$ (42,563)	(257,666)	(15,255)	144,945